UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    WC Capital Management, LLC
Address: 300 Drake Landing Road, Suite 230

         Greenbrae, CA  94904

13F File Number:  28-10419

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aaron H. Braun
Title:     Managing Member
Phone:     415-925-3710

Signature, Place, and Date of Signing:

     Aaron H. Braun     Greenbrae, CA/USA     August 12, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $107,378 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALDILA INC                     COM NEW          014384200      623   222500 SH       SOLE                   222500
BROADRIDGE FINL SOLUTIONS IN   COM              11133t103      249    15000 SH       SOLE                    15000
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102      801    30000 SH       SOLE                    30000
COMFORCE CORP                  COM              20038K109      738   546500 SH       SOLE                   546500
COMMAND SEC CORP               COM              20050L100     2501   725000 SH       SOLE                   725000
CONSTANT CONTACT INC           COM              210313102      694    35000 SH       SOLE                    35000
CYBERSOURCE CORP               COM              23251J106      612    40000 SH       SOLE                    40000
FIBERNET TELECOM GRP INC       COM PAR $0.001   315653402     5247   422491 SH       SOLE                   422491
GSI COMMERCE INC               COM              36238G102      499    35000 SH       SOLE                    35000
GTX INC DEL                    COM              40052B108      277    30000 SH       SOLE                    30000
HASBRO INC                     COM              418056107      424    17500 SH       SOLE                    17500
HAWAIIAN HOLDINGS INC          COM              419879101      301    50000 SH       SOLE                    50000
HAWAIIAN HOLDINGS INC          COM              419879101     5646   938000 SH CALL  SOLE                   938000
INVERNESS MED INNOVATIONS IN   COM              46126P106      889    25000 SH       SOLE                    25000
KAISER VENTURES LLC UNIT MEMBE COM              XX8R80708     3721   756200 SH       SOLE                   756200
LIONS GATE ENTMNT CORP         COM NEW          535919203    16727  2987000 SH CALL  SOLE                  2987000
MCAFEE INC                     COM              579064106      633    15000 SH       SOLE                    15000
MONARCH CASINO & RESORT INC    COM              609027107      365    50000 SH       SOLE                    50000
OMNITURE INC                   COM              68212S109      251    20000 SH       SOLE                    20000
OXFORD INDS INC                COM              691497309     1131    98000 SH PUT   SOLE                    98000
PROSHARES TR                   PSHS REAL ESTAT  74347R552      325    16500 SH       SOLE                    16500
RCN CORP                       COM NEW          749361200      179    30000 SH       SOLE                    30000
REWARDS NETWORK INC            COM              761557107     3676   970000 SH       SOLE                   970000
SOURCEFIRE INC                 COM              83616T108      830    67000 SH       SOLE                    67000
SPDR GOLD TRUST                GOLD SHS         78463V107    51243   562000 SH CALL  SOLE                   562000
SUNRISE TELECOM INC.           COM              86769Y105     6612  6960000 SH       SOLE                  6960000
TALEO CORP                     CL A             87424N104      822    45000 SH       SOLE                    45000
UNIFI INC                      COM              904677101      206   144932 SH       SOLE                   144932
UNITED AMERN HEALTHCARE CORP   COM              90934C105     1037   628500 SH       SOLE                   628500
VERSAR INC                     COM              925297103      119    30000 SH       SOLE                    30000